Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Yarel + Partners
Auditor Firm ID	1024
Auditor Location	Tel-Aviv, Israel
Auditor Opinion [Text Block]

We have audited the accompanying balance sheets of Enlivex Therapeutics Ltd. and subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related statements of operations, comprehensive loss, shareholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2024, and the related notes (collectively referred to as the financial statements).

We also have audited the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Also, in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control—Integrated Framework (2013) issued by COSO.